Reserves (Details) - Schedule of Reserves of Share Based Payments (Parentheticals)	12 Months Ended
	Jun. 30, 2024 Options FreeAttachingOptions	Jun. 30, 2023 Options FreeAttachingOptions	Jun. 30, 2022 Options FreeAttachingOptions
Schedule of Reserves of Share Based Payments [Line Items]
Options for fully paid ordinary shares | Options	3,250,009,092	170,042,720	184,692,720
Free-attaching options for fully paid ordinary shares | FreeAttachingOptions	2,875,563,791	674,694,939	674,694,939